Long Term Debt - Credit Facility (Details)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2015 USD ($) period	Sep. 30, 2016 USD ($) factor period	Sep. 30, 2015 USD ($)	Dec. 22, 2016 USD ($)	Dec. 31, 2015 USD ($) factor period	Dec. 31, 2014 USD ($)	Dec. 21, 2016 USD ($)	Nov. 07, 2016 USD ($)	Feb. 01, 2016 USD ($)	Sep. 04, 2014 USD ($)
Long-Term Debt
Line of credit, amount outstanding	$ 225,000,000	$ 89,000,000			$ 225,000,000	$ 100,000,000
Borrowings under credit facility		60,000,000	$ 100,000,000		125,000,000	100,000,000
Credit Facility
Long-Term Debt
Maximum borrowing capacity										$ 500,000,000
Borrowing base	285,000,000	350,000,000			285,000,000
Line of credit, amount outstanding	225,000,000	89,000,000			225,000,000	$ 100,000,000		$ 0
Available credit under the facility	$ 59,300,000	$ 260,400,000			$ 59,300,000
Number of variable rates available | factor		2			2
Variable interest rate terms and debt covenant ratios
Number of quarters used for calculation of Net Debt to EBITDAX | period	3	4
Credit Facility | Minimum
Variable interest rate terms and debt covenant ratios
Commitment fee, percent		0.375%			0.375%
Debt covenant, stated claims threshold					$ 2,000,000
Debt Covenant, Current ratio		1.0			1.0
Credit Facility | Maximum
Variable interest rate terms and debt covenant ratios
Commitment fee, percent		0.50%			0.50%
Debt covenant, reporting period requirement of notice					5 days
Debt Covenant, Net Debt to EBITDAX ratio		4.0			4.0
Credit Facility | Subsequent Event
Long-Term Debt
Borrowing base									$ 285,000,000
Line of credit, amount outstanding							$ 235,000,000
Borrowings under credit facility				$ 10,000,000
Credit Facility | Borrowing Base, Utilization Level 1
Variable interest rate terms and debt covenant ratios
Commitment fee, percent		0.375%			0.375%
Borrowing base utilization percentage, maximum		25.00%			25.00%
Credit Facility | Borrowing Base, Utilization Level 2
Variable interest rate terms and debt covenant ratios
Commitment fee, percent		0.375%			0.375%
Borrowing base utilization percentage, minimum		25.00%			25.00%
Borrowing base utilization percentage, maximum		50.00%			50.00%
Credit Facility | Borrowing Base, Utilization Level 3
Variable interest rate terms and debt covenant ratios
Commitment fee, percent		0.50%			0.50%
Borrowing base utilization percentage, minimum		50.00%			50.00%
Borrowing base utilization percentage, maximum		75.00%			75.00%
Credit Facility | Borrowing Base, Utilization Level 4
Variable interest rate terms and debt covenant ratios
Commitment fee, percent		0.50%			0.50%
Borrowing base utilization percentage, minimum		75.00%			75.00%
Borrowing base utilization percentage, maximum		90.00%			90.00%
Credit Facility | Borrowing Base, Utilization Level 5
Variable interest rate terms and debt covenant ratios
Commitment fee, percent		0.50%			0.50%
Borrowing base utilization percentage, minimum		90.00%			90.00%
Credit Facility | LIBOR | Borrowing Base, Utilization Level 1
Variable interest rate terms and debt covenant ratios
Margin rate, percent		2.00%			1.75%
Credit Facility | LIBOR | Borrowing Base, Utilization Level 2
Variable interest rate terms and debt covenant ratios
Margin rate, percent		2.25%			2.00%
Credit Facility | LIBOR | Borrowing Base, Utilization Level 3
Variable interest rate terms and debt covenant ratios
Margin rate, percent		2.50%			2.25%
Credit Facility | LIBOR | Borrowing Base, Utilization Level 4
Variable interest rate terms and debt covenant ratios
Margin rate, percent		2.75%			2.50%
Credit Facility | LIBOR | Borrowing Base, Utilization Level 5
Variable interest rate terms and debt covenant ratios
Margin rate, percent		3.00%			2.75%
Credit Facility | Base Rate | Borrowing Base, Utilization Level 1
Variable interest rate terms and debt covenant ratios
Margin rate, percent		1.00%			0.75%
Credit Facility | Base Rate | Borrowing Base, Utilization Level 2
Variable interest rate terms and debt covenant ratios
Margin rate, percent		1.25%			1.00%
Credit Facility | Base Rate | Borrowing Base, Utilization Level 3
Variable interest rate terms and debt covenant ratios
Margin rate, percent		1.50%			1.25%
Credit Facility | Base Rate | Borrowing Base, Utilization Level 4
Variable interest rate terms and debt covenant ratios
Margin rate, percent		1.75%			1.50%
Credit Facility | Base Rate | Borrowing Base, Utilization Level 5
Variable interest rate terms and debt covenant ratios
Margin rate, percent		2.00%			1.75%
Credit Facility | Quarters ending after December 31, 2015
Variable interest rate terms and debt covenant ratios
Number of quarters used for calculation of Net Debt to EBITDAX | period					4
Credit Facility | Standby Letters of Credit
Long-Term Debt
Letters of credit outstanding	$ 700,000	$ 600,000			$ 700,000